Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Statements of Operations for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
LNG revenues—affiliate
Cheniere Marketing SPA and Cheniere Marketing Master SPA	$293,957	$—	$—

Cost of sales—affiliate
Cargo loading fees under the Terminal Use Rights Assignment and Agreement (the “TURA”)	5,264	—	—
Fees under the Pre-commercial LNG Marketing Agreement	1,490	—	—
Total cost of sales—affiliate	6,754	—	—

Operating and maintenance expense—affiliate
TUA	60,516	—	—
Natural Gas Transportation Agreement	44,656	—	—
Services Agreements	22,424	860	95
LNG Site Sublease Agreement	827	471	—
Total operating and maintenance expense—affiliate	128,423	1,331	95

Terminal use agreement maintenance expense—affiliate
TUA	208	400	387

Development expense—affiliate
Services Agreements	396	722	1,153
LNG Site Sublease Agreement	115	—	—
Total development expense—affiliate	511	722	1,153

General and administrative expense—affiliate
Services Agreements	68,070	87,425	70,553
LNG Site Sublease Agreement	—	241	482
Other agreements	—	15	30
Total general and administrative expense—affiliate	68,070	87,681	71,065